Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Payables [Abstract]
Payroll and welfare payable	$ 2,356	$ 2,853
VAT, and other taxes payable	514	492
Payables for office supply and utilities	124	226
Payables for purchase of property and equipment	49	53
Professional service fees	748	963
Payables for share purchase consideration (Note 10)	10,000	10,000
Payables for Samsung arbitration compensation (Note 20(e))	1,958	3,749
Interest and penalty payable	159	1,137
Advance from customers	5,422	5,084
Payables to an export/import agent	959	924
Payable related to a lawsuit	1,593	2,108
Others	56	60
Accrued expenses and other payables	$ 23,938	$ 27,649